Stockholder's Equity (Deficit) - Schedule of Common Stock Reserved for Future Issuance (Detail) - shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	5,109,062	3,706,994	3,406,090
Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	116,350	650,590	650,590
Montrose 2013 Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	2,047,269	2,058,619	2,154,600
Montrose Amended & Restated 2017 Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance	2,945,443	997,785	600,900